STOCK-BASED COMPENSATION PLANS - TVA Group outstanding options (Details) - TVA Group stock option plan	12 Months Ended
	Dec. 31, 2019 Option $ / shares	Dec. 31, 2018 Option $ / shares
STOCK-BASED COMPENSATION PLANS
Balance at beginning of year | Option	340,000	60,000
Granted (in shares) | Option	290,000	280,000
Cancelled | Option	(115,000)
Balance at end of year | Option	515,000	340,000
Vested options at end of year | Option	28,000	36,000
Balance at beginning of year (in CAD per share)	$ 2.99	$ 6.85
Granted (in CAD per share)	2.05	2.16
Cancelled (in CAD per share)	3.13
Balance at end of year (in CAD per share)	2.43	2.99
Vested options at end of year (in CAD per share)	$ 6.85	$ 6.85
Weighted average years to maturity	8 years 9 months 18 days
Minimum
STOCK-BASED COMPENSATION PLANS
Exercise price of outstanding options (in CAD per share)	$ 2.05
Maximum
STOCK-BASED COMPENSATION PLANS
Exercise price of outstanding options (in CAD per share)	$ 6.85